Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 89,664	$ 48,375	$ 144,863
Operating Expenses:
Selling expenses			63
Payroll, payroll taxes and others	232,804	1,792,080	572,240
Professional fees	757,463	453,846	525,625
Depreciation and amortization	78,458	75,501	76,246
Allowance (recovery) of CECL - trade receivable, net		134,960	(159,509)
Other general and administrative	191,277	381,903	454,355
Total Operating Expenses	1,260,002	2,838,290	1,469,020
Loss From Operations	(1,170,338)	(2,789,915)	(1,324,157)
Other Income (Expense):
Loss on disposal of assets		(1,369)	(12)
(Loss) gain on foreign currency transactions	(36,675)	80,603	18,762
Gain on deconsolidation	174,792	14,404
Gain (loss) on valuation of warrants	965,095	(493,274)
Interest income	25,805		16,476
Other income		346	139,320
Total Other Income	1,129,017	(399,290)	174,546
(Loss) Before Income Tax	(41,321)	(3,189,205)	(1,149,611)
Income tax			(10,835)
Net income (loss)	$ (41,321)	$ (3,189,205)	$ (1,160,446)
Net loss per ordinary share - basic (in dollars per share)	$ (1.36)	$ (189.97)	$ (86.97)
Net loss per ordinary share - diluted (in dollars per share)	$ (1.36)	$ (189.97)	$ (86.97)
Weighted-average shares outstanding, basic (in shares)	30,374	16,788	13,343
Weighted-average shares outstanding, diluted (in shares)	30,374	16,788	13,343
Comprehensive Income (Loss):
Net Income (Loss)	$ (41,321)	$ (3,189,205)	$ (1,160,446)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	305,837	(145,553)	108,520
Total Other Comprehensive Income (Loss)	$ 264,516	$ (3,334,758)	$ (1,051,926)